Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration to Members of the Board of Directors (Detail) - Board member [member] - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 13,946,250
Number of previously allocated synthetic shares outstanding	241,184
Net change in value of synthetic shares	kr (6,060,130)
Committee fees	2,869,200
Total fees paid in cash	15,675,450
Total remuneration	9,615,320	kr 5,586,321
Jan Carlson [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 4,500,000
Number of previously allocated synthetic shares outstanding	34,041
Net change in value of synthetic shares	kr (837,475)
Committee fees	420,000
Total fees paid in cash	4,920,000
Total remuneration	4,082,525	(218,839)
Jacob Wallenberg [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,140,000
Number of previously allocated synthetic shares outstanding	34,041
Net change in value of synthetic shares	kr (837,475)
Committee fees	185,000
Total fees paid in cash	1,325,000
Total remuneration	487,525	(493,839)
Carolina Dybeck Happe [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,140,000
Number of previously allocated synthetic shares outstanding	10,003
Net change in value of synthetic shares	kr (166,650)
Total remuneration	(166,650)	609,182
Christy Wyatt [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	1,140,000
Committee fees	185,000
Total fees paid in cash	1,325,000
Total remuneration	1,325,000
Eric A. Elzvik [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,140,000
Number of previously allocated synthetic shares outstanding	11,345
Net change in value of synthetic shares	kr (279,111)
Committee fees	495,000
Total fees paid in cash	1,635,000
Total remuneration	1,355,889	983,791
Helena Stjernholm [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,140,000
Number of previously allocated synthetic shares outstanding	22,693
Net change in value of synthetic shares	kr (558,274)
Committee fees	185,000
Total fees paid in cash	1,325,000
Total remuneration	766,726	97,535
Jon Fredrik Baksaas [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,140,000
Number of previously allocated synthetic shares outstanding	25,391
Net change in value of synthetic shares	kr (619,545)
Committee fees	495,000
Total fees paid in cash	1,635,000
Total remuneration	1,015,455	(214,424)
Jonas Synnergren [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	1,140,000
Committee fees	470,000
Total fees paid in cash	1,610,000
Total remuneration	1,610,000
Kristin S. Rinne [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,140,000
Number of previously allocated synthetic shares outstanding	16,913
Net change in value of synthetic shares	kr (458,693)
Committee fees	370,000
Total fees paid in cash	1,510,000
Total remuneration	kr 1,051,307	305,308
Kurt Jofs [member]
Disclosure of Information About Board Management and Employees [line items]
Number of previously allocated synthetic shares outstanding	11,427
Net change in value of synthetic shares	kr (239,336)
Total remuneration	kr (239,336)	1,275,090
Nora Denzel [member]
Disclosure of Information About Board Management and Employees [line items]
Number of previously allocated synthetic shares outstanding	11,345
Net change in value of synthetic shares	kr (279,111)
Total remuneration	kr (279,111)	688,791
Ronnie Leten [member]
Disclosure of Information About Board Management and Employees [line items]
Number of previously allocated synthetic shares outstanding	63,985
Net change in value of synthetic shares	kr (1,784,460)
Total remuneration	(1,784,460)	2,258,226
Kjell-Åke Soting [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	54,750
Committee fees	22,200
Total fees paid in cash	76,950
Total remuneration	76,950	58,500
Annika Salomonsson [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	54,750
Committee fees	14,400
Total fees paid in cash	69,150
Total remuneration	69,150	28,500
Ulf Rosberg [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	54,750
Committee fees	9,000
Total fees paid in cash	63,750
Total remuneration	63,750	43,500
Loredana Roslund [member] | Deputy Employee Representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	54,750
Total fees paid in cash	54,750
Total remuneration	54,750	43,500
Frans Frejdestedt [member] | Deputy Employee Representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	29,250
Total fees paid in cash	29,250
Total remuneration	29,250
Stefan Wanstedt [member] | Deputy Employee Representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	29,250
Total fees paid in cash	29,250
Total remuneration	29,250
Torbjörn Nyman [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	25,500
Committee fees	11,700
Total fees paid in cash	37,200
Total remuneration	37,200	66,000
Anders Ripa [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	23,250
Committee fees	6,900
Total fees paid in cash	30,150
Total remuneration	kr 30,150	kr 55,500